Other Payables to TV Stations (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of other payables to TV Stations
Payable to TV station	$ 1,382,194	$ 1,346,979
Kunming TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	77,175	77,175
China YR TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	$ 1,305,019	$ 1,269,804